Debt Securities in Issue	12 Months Ended
Mar. 31, 2020
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Debt Securities in Issue
19	DEBT SECURITIES IN ISSUE
Debt securities in issue at March 31, 2020 and 2019 consisted of the following:

		At March 31,
	Interest rate	2020	2019
		(In millions)
SMFG:
Bonds:
Bonds, payable in United States dollars, due 2021-2048	2.06%-4.31%	¥4,357,548	¥3,209,483
Bonds, payable in euros, due 2022-2033	0.00%-1.72%	761,597	553,053
Bonds, payable in Australian dollars, due 2022-2028	1.66%-4.13%	199,201	183,049
Bonds, payable in Hong Kong dollars, due 2028	3.54%	4,581	4,242
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2030	0.30%-1.33%	724,332	756,572
Subordinated bonds, payable in United States dollars, due 2024-2029	3.20%-4.44%	262,856	191,741

Total SMFG		6,310,115	4,898,140

SMBC:
Commercial paper	(0.46%)-2.86%	642,377	1,634,812
Bonds:
Bonds, payable in Japanese yen, due 2019	0.25%	—	50,000
Bonds, payable in United States dollars, due 2019-2045	1.88%-4.30%	859,470	1,660,610
Bonds, payable in euros, due 2020-2023	0.09%-2.75%	411,895	429,544
Bonds, payable in Australian dollars, due 2019-2025	2.90%-3.88%	20,227	40,913
Bonds, payable in Hong Kong dollars, due 2020-2025	2.09%-2.92%	33,908	33,427
Bonds, payable in Thai baht, due 2019-2021	2.00%-2.66%	19,980	33,155
Bonds, payable in Great Britain pound, due 2020	0.82%-1.19%	33,338	36,258
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2019-2026	1.43%-2.21%	289,899	362,777
Subordinated bonds, payable in United States dollars, due 2022	4.85%	168,386	166,090
Subordinated bonds, payable in euros, due 2020	4.00%	89,442	93,147

Total SMBC		2,568,922	4,540,733

Other subsidiaries:
Commercial paper	0.00%-2.85%	1,094,325	805,703
Bonds:
Bonds, payable in Japanese yen, due 2019-2050	0.01%-20.00%	483,329	702,312
Bonds, payable in United States dollars, due 2019-2037	0.01%-11.40%	206,552	48,143
Bonds, payable in euros, due 2023-2029	0.10%-0.55%	268,512	124,451
Bonds, payable in Indonesian rupiah, due 2019-2024	7.50%-8.25%	21,067	19,487
Bonds, payable in Australian dollars, due 2020-2031	0.01%-3.00%	1,290	2,075
Bonds, payable in Turkish lira, due 2019-2023	0.01%-15.00%	4,081	5,165
Bonds, payable in Chinese yuan, due 2020	0.00%	6,855	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2019-2028	4.00%-4.15%	20,000	25,000

Total other subsidiaries		2,106,011	1,732,336

Total debt securities in issue		¥10,985,048	¥11,171,209

Interest rates represent the contractual interest rates that were applied at March 31, 2020 and 2019, and thus do not represent the actual effective interest rates.

The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2020 and 2019.

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
Subordinated bonds at beginning of period (1)	¥1,595,327	¥1,610,507
Cash flows:
Proceeds from issuance of subordinated bonds	54,303	—
Redemption of subordinated bonds	(113,823)	(26,721)
Non-cash changes:
Foreign exchange translations	(10,900)	10,803
Others	30,008	738

Subordinated bonds at end of period (1)	¥1,554,915	¥1,595,327

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.